Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		97 Months Ended	100 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jan. 31, 2013	Apr. 30, 2013
Revenue
Royalties			$ 15,658	$ 15,658
Geological services		7,804	7,804	7,804
		7,804	23,462	23,462
Operating expenses
Administration	11,699	10,115	359,551	371,250
Advertising and promotion	2,098	22,974	567,075	569,173
Amortization	894	1,236	7,596	8,490
Automobile	1,841	4,244	100,547	102,388
Bank charges	1,296	1,368	29,332	30,628
Consulting fees	35,972	80,712	1,017,330	1,053,302
Interest on current debt	27,000	15,032	378,495	405,495
IVA expense	887	2,353	38,420	39,307
Mineral exploration costs	1,813	130,820	2,137,106	2,138,919
Office	6,562	8,965	74,126	80,688
Professional development			5,116	5,116
Professional fees	14,991	58,015	799,605	814,596
Rent	3,493	3,408	68,850	72,343
Regulatory	6,077	20,632	116,730	122,807
Travel and entertainment	3,209	21,654	324,903	328,112
Salaries, wages and benefits	23,900	23,595	217,859	241,759
Stock based compensation			527,318	527,318
Foreign exchange loss (gain)	(248)	344	14,618	14,370
Write-down of unproved mineral properties	6,000		324,314	330,314
	147,484	405,467	7,108,891	7,256,375
Net loss	$ (147,484)	$ (397,663)	$ (7,085,429)	$ (7,232,913)
Net loss per share - basic and diluted (in Dollars per share)	$ (0.01)	$ (0.02)
Weighted average number of shares outstanding - basic and diluted (in Shares)	17,956,969	17,584,212